Income Taxes (Details) - Schedule of Components of (Loss) Profit Before Income Tax Benefits (Expenses) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of (Loss) Profit Before Income Tax Benefits (Expenses) [Abstract]
PRC	$ (11,527,235)	$ (1,243,361)	$ 631,917
Non-PRC	(449,764)	(1,306,645)	(742,670)
Total	$ (11,976,999)	$ (2,550,006)	$ (110,753)